Schedule of Adjustments to the Financial Statements (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor					$ 994,950
Due to Shareholders	$ 777,000			$ 805,000
Total Current Liabilities	5,654,830			5,260,471				$ 899,083
Total Liabilities	13,329,991			12,493,496				13,140,566
Additional paid-in capital	1,349,771			509,211
Accumulated deficit	(14,209,327)			(11,496,955)				(11,885,332)
Total stockholders’ deficit	(12,858,956)	$ (12,547,480)	$ (11,612,138)	(10,987,144)	$ (11,262,254)	$ (10,141,119)	$ (7,347,481)	(11,884,732)	$ (21,394,576)
Total Liabilities, Class A Common Stock subject to possible redemption	$ 5,850,330			10,847,403				$ 243,597,590
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor
Due to Shareholders
Total Current Liabilities				4,626,318
Total Liabilities				11,900,123
Class A common stock subject to possible redemption				11,221,524
Additional paid-in capital
Accumulated deficit				(11,262,854)
Total stockholders’ deficit				(11,262,254)
Total Liabilities, Class A Common Stock subject to possible redemption				11,859,393
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor				994,950
Due to Shareholders				628,758
Total Current Liabilities				628,758
Total Liabilities				628,758
Class A common stock subject to possible redemption				(628,758)
Additional paid-in capital				293,484
Accumulated deficit				701,466
Total stockholders’ deficit				994,950
Total Liabilities, Class A Common Stock subject to possible redemption				994,950
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Due from Sponsor				994,950
Due to Shareholders				628,758
Total Current Liabilities				5,255,076
Total Liabilities				12,528,881
Class A common stock subject to possible redemption				10,592,766
Additional paid-in capital				293,484
Accumulated deficit				(10,561,388)
Total stockholders’ deficit				(10,267,304)
Total Liabilities, Class A Common Stock subject to possible redemption				$ 12,854,343